Income Tax - Schedule of Net Operating Losses Expiring in Various Years (Details) $ in Thousands	12 Months Ended
Mar. 31, 2026 USD ($)
Schedule of Net Operating Losses Expiring in Various Years [Line Items]
Net Operating Losses	$ 205,306
2025 [Member]
Schedule of Net Operating Losses Expiring in Various Years [Line Items]
Net Operating Losses	1,329
2026 [Member]
Schedule of Net Operating Losses Expiring in Various Years [Line Items]
Net Operating Losses	3,362
2027 [Member]
Schedule of Net Operating Losses Expiring in Various Years [Line Items]
Net Operating Losses	2,980
2028 [Member]
Schedule of Net Operating Losses Expiring in Various Years [Line Items]
Net Operating Losses	49,666
2029 [Member]
Schedule of Net Operating Losses Expiring in Various Years [Line Items]
Net Operating Losses	12,190
2030 [Member]
Schedule of Net Operating Losses Expiring in Various Years [Line Items]
Net Operating Losses	6,113
2031 [Member]
Schedule of Net Operating Losses Expiring in Various Years [Line Items]
Net Operating Losses	9,074
2032 [Member]
Schedule of Net Operating Losses Expiring in Various Years [Line Items]
Net Operating Losses	9,153
2033 [Member]
Schedule of Net Operating Losses Expiring in Various Years [Line Items]
Net Operating Losses	7,212
2034 and after [Member]
Schedule of Net Operating Losses Expiring in Various Years [Line Items]
Net Operating Losses	104,227
CANADA
Schedule of Net Operating Losses Expiring in Various Years [Line Items]
Net Operating Losses	136,875
CANADA | 2028 [Member]
Schedule of Net Operating Losses Expiring in Various Years [Line Items]
Net Operating Losses	1,054
CANADA | 2029 [Member]
Schedule of Net Operating Losses Expiring in Various Years [Line Items]
Net Operating Losses	1,053
CANADA | 2030 [Member]
Schedule of Net Operating Losses Expiring in Various Years [Line Items]
Net Operating Losses	6,113
CANADA | 2031 [Member]
Schedule of Net Operating Losses Expiring in Various Years [Line Items]
Net Operating Losses	8,868
CANADA | 2032 [Member]
Schedule of Net Operating Losses Expiring in Various Years [Line Items]
Net Operating Losses	9,127
CANADA | 2033 [Member]
Schedule of Net Operating Losses Expiring in Various Years [Line Items]
Net Operating Losses	7,173
CANADA | 2034 and after [Member]
Schedule of Net Operating Losses Expiring in Various Years [Line Items]
Net Operating Losses	103,487
China [Member]
Schedule of Net Operating Losses Expiring in Various Years [Line Items]
Net Operating Losses	6,611
China [Member] | 2026 [Member]
Schedule of Net Operating Losses Expiring in Various Years [Line Items]
Net Operating Losses	1,243
China [Member] | 2027 [Member]
Schedule of Net Operating Losses Expiring in Various Years [Line Items]
Net Operating Losses	1,202
China [Member] | 2028 [Member]
Schedule of Net Operating Losses Expiring in Various Years [Line Items]
Net Operating Losses	1,908
China [Member] | 2029 [Member]
Schedule of Net Operating Losses Expiring in Various Years [Line Items]
Net Operating Losses	2,258
Ecuador [Member]
Schedule of Net Operating Losses Expiring in Various Years [Line Items]
Net Operating Losses	60,809
Ecuador [Member] | 2025 [Member]
Schedule of Net Operating Losses Expiring in Various Years [Line Items]
Net Operating Losses	1,329
Ecuador [Member] | 2026 [Member]
Schedule of Net Operating Losses Expiring in Various Years [Line Items]
Net Operating Losses	2,119
Ecuador [Member] | 2027 [Member]
Schedule of Net Operating Losses Expiring in Various Years [Line Items]
Net Operating Losses	1,778
Ecuador [Member] | 2028 [Member]
Schedule of Net Operating Losses Expiring in Various Years [Line Items]
Net Operating Losses	46,704
Ecuador [Member] | 2029 [Member]
Schedule of Net Operating Losses Expiring in Various Years [Line Items]
Net Operating Losses	8,879
Other [Member]
Schedule of Net Operating Losses Expiring in Various Years [Line Items]
Net Operating Losses	1,011
Other [Member] | 2031 [Member]
Schedule of Net Operating Losses Expiring in Various Years [Line Items]
Net Operating Losses	206
Other [Member] | 2032 [Member]
Schedule of Net Operating Losses Expiring in Various Years [Line Items]
Net Operating Losses	26
Other [Member] | 2033 [Member]
Schedule of Net Operating Losses Expiring in Various Years [Line Items]
Net Operating Losses	39
Other [Member] | 2034 and after [Member]
Schedule of Net Operating Losses Expiring in Various Years [Line Items]
Net Operating Losses	$ 740